UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08110

SPECIAL SITUATIONS FUND III, L.P.
(Exact name of registrant as specified in charter)

527 MADISON AVENUE, SUITE 2600, NEW YORK, NEW YORK	10022
(Address of principal executive offices)	(Zip code)

Allen Levithan, Esq. Lowenstein Sandler, PC 65 Livingston Avenue Rosedale, NJ 07068-1791
(Name and address of agent for service)

Registrant’s telephone number, including area code	(212) 319-6670

Date of fiscal year end:	DECEMBER 31, 2006

Date of reporting period:	SEPTEMBER 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (SS 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b-1 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth
Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006
(Unaudited)
Fair
Shares	Common Stocks	Value

	Aerospace 0.15%
78,294	SPACEHAB, Inc.	$58,721

	Automotive Components 0.98%
22,371	Rush Enterprises, Inc. - Class A	373,148

	Biotechnology 6.97%
122,000	Aastrom Bioscience, Inc.	141,520
18,360	Combinatorx, Inc.	114,383
23,790	Cyclacel Pharmaceuticals, Inc.	114,192
89,127	La Jolla Pharmaceutical Company	331,555
86,027	Medivation, Inc.	769,941
35,587	Metabasis Therapeutics, Inc.	199,999
28,400	Opexa Therapeutics, Inc.	195,960
66,709	Sangamo BioSciences, Inc.	370,902
100,000	Tapestry Pharmaceuticals, Inc.	208,000
59,053	YM Biosciences, Inc. (Canada)	197,237
		2,643,689

	Building Materials 1.84%
207,300	American Mold Guard, Inc.	468,498
9,920	L.B. Foster Company	159,712
400	Patrick Industries, Inc.	4,976
12,700	Viceroy Homes, Ltd. (Canada)	56,839
300	WFI Industries, Inc. (Canada)	6,735
		696,760

	Chemicals 0.89%
40,500	KMG Chemicals, Inc.	339,390

	Communication Equipment - Software 2.94%
443,157	ION Networks, Inc.	30,577
122,015	MetaSolv, Inc.	369,706
41,186	PC-Tel, Inc.	432,453
180,869	Vertical Communication, Inc.	99,478
330,340	Vertical Communication, Inc. (Restricted)	181,687
		1,113,901

	Communication Products - Equipment 1.78%
91,763	Centillium Communications, Inc.	187,197
165,607	NMS Communications Corporation	479,432
9,672	Tut Systems, Inc.	9,188
		675,817

	Computer Equipment 0.97%
31,403	Optimal Group, Inc. (Canada)	369,299

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006
(Unaudited)
Fair
Shares	Common Stocks (Continued)	Value

	Computer Peripherals 0.83%
24,792	Immersion Corporation	$177,263
10,399	Printronix, Inc.	138,826
		316,089

	Computer Services - Software 7.91%
160,453	ClickSoftware Technologies, Ltd. (Israel)	378,669
15,000	CryptoLogic, Inc. (Canada)	330,600
302,600	Excapsa Software, Inc. (Canada)	252,078
430,000	Interplay Entertainment Corporation (Restricted)	-
36,698	LocatePlus Holdings Corporation (Restricted)	27,891
126,845	Net Perceptions, Inc.	228,321
61,832	Phoenix Technologies, Ltd.	265,878
110,505	Primal Solutions, Inc.	20,996
137,133	Quovadx, Inc.	357,917
18,700	Radware, Ltd. (Israel)	253,759
76,225	SumTotal Systems, Inc.	567,876
58,796	SupportSoft, Inc.	256,938
238,778	Unify Corporation	59,694
		3,000,617

	Computer Systems 4.46%
9,685	3D Systems Corporation	177,623
76,108	Adept Technology, Inc.	872,198
30,195	Performance Technologies, Inc.	205,326
49,233	SeaChange International, Inc.	437,681
		1,692,828

	Consumer Services 0.00%
46,889	OneTravel Holdings, Inc. (Restricted)	938

	Contract Research Manufacturing 0.02%
2,000	Bio Imaging Technologies, Inc.	8,460

	Data Security 0.11%
11,700	Entrust, Inc.	40,482

	Diagnostics 0.60%
91,307	Ciphergen Biosystems, Inc.	121,438
30,710	Curagen Corporation	105,643
		227,081

	Electronic Components 3.28%
137,082	American Technology Corporation	523,653
25,351	Frequency Electronics, Inc.	328,802
40,125	Interlink Electronics, Inc.	106,331
206,633	Tvia, Inc.	285,155
		1,243,941

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006
(Unaudited)
Fair
Shares	Common Stocks (Continued)	Value

	Electronic Equipment 1.30%
198,705	Iteris Holdings, Inc.	$494,775

	Electronic Instruments 1.96%
29,311	Image Sensing Systems, Inc.	365,801
31,623	Metretek Technologies, Inc.	377,579
		743,380

	Electronic Semiconductor 0.62%
66,254	PSi Technologies Holdings, Inc. (Philippines)	40,415
26,987	ParkerVision, Inc.	196,195
		236,610

	Energy - Oil & Gas 1.12%
27,129	Willbros Group, Inc. (Panama)	423,755

	Energy - Services 0.25%
6,500	Allis-Charlmers Energy, Inc.	95,160

	Energy - Technology 0.93%
132,401	Catalytica Energy Systems, Inc.	146,965
104,500	Quantum Fuel Systems Technologies Worldwide, Inc.	206,910
		353,875

	Financial Services - Miscellaneous 0.06%
6,500	MicroFinancial Incorporated	21,190

	Gold Mining 0.67%
205,536	MK Resources Company	252,809

	Healthcare Services 1.66%
60,219	Syntax-Brillian Corp.	283,631
28,968	U.S. Physical Therapy, Inc.	345,299
		628,930

	Healthcare - Specialized Products & Services 1.41%
32,282	American Dental Partners, Inc.	533,944

	Housing - Construction 2.02%
55,567	Cavalier Homes, Inc.	177,259
46,965	Modtech Holdings, Inc.	261,126
34,612	U.S. Home Systems, Inc.	327,429
		765,814

	Information Services 1.32%
141,187	Guideline, Inc.	211,781
413,500	Pfsweb, Inc.	289,450
		501,231

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006
(Unaudited)
Fair
Shares	Common Stocks (Continued)	Value

	Insurance 1.99%
77,541	AmCOMP, Inc.	$753,699
16	Renaissance Acceptance Group, Inc.	-
		753,699

	Internet Commerce 1.01%
140,391	Corillian Corporation	384,671

	Media 0.12%
26,500	DHX Media (Canada)	43,881

	Medical Devices & Equipment 9.53%
40,984	ATS Medical, Inc.	96,722
24,143	Applied Imaging Corporation	74,118
107,845	Cardica, Inc.	452,949
29,500	Medwave, Inc.	48,380
48,204	Natus Medical Incorporated	657,985
84,157	Orthovita, Inc.	293,708
104,522	Precision Optics Corporation, Inc.	41,809
34,217	Quidel Corporation	483,144
58,213	Regeneration Technologies, Inc.	408,655
168,587	Sonic Innovations, Inc.	691,207
26,363	Vnus Medical Technologies, Inc.	175,314
582,784	World Heart Corporation (Canada)	192,319
		3,616,310

	Medical Instruments 1.46%
27,790	Caprius, Inc.	18,758
101,012	Electro-Optical Sciences, Inc. (Australia)	536,374
		555,132

	Oil Equipment 0.00%
650	Beluga Composites Corporation	-

	Online Services 2.98%
51,129	The Knot, Inc.	1,131,485

	Paper - Packaging 0.45%
47,850	Chase Packaging Corporation	-
23,700	Pope & Talbot, Inc.	170,775
		170,775

	Practice Management 0.45%
18,068	IntegraMed America, Inc.	171,465

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006
(Unaudited)
Fair
Shares	Common Stocks (Continued)	Value

	Restaurant 1.69%
71,761	Buca, Inc.	$378,181
69,507	Monterey Gourmet Foods, Inc.	262,736
		640,917

	Retail 5.74%
37,704	1-800 CONTACTS, INC.	565,183
32,997	Bakers Footwear Group, Inc.	435,231
61,701	Dover Saddlery, Inc.	453,811
18,478	EZCORP, Inc.	714,729
46,237	Odimo Incorporated	9,247
		2,178,201

	Semiconductor 0.52%
35,077	CEVA, Inc.	198,536

	Semiconductor Equipment 3.99%
48,021	HI/FN, Inc.	226,179
101,660	Integral Vision, Inc.	60,996
109,215	Nova Measuring Instruments, Ltd. (Israel)	203,140
56,274	Tegal Corporation	235,788
73,699	Ultra Clean Holdings, Inc.	787,105
		1,513,208

	Services 2.30%
49,337	Collectors Universe, Inc.	688,251
13,638	OPNET Technologies, Inc.	178,794
1,000	TRX, Inc.	5,060
		872,105

	Specialty Pharmaceuticals 0.05%
8,466	Critical Therapeutics, Inc.	20,318

	Technology - Miscellaneous 3.15%
108,445	iPass, Inc.	507,523
87,284	Intermap Technologies Corp. (Canada)	390,639
327,761	Supercom, Ltd. (Israel)	295,885
		1,194,047

	Telecom Equipment 2.56%
54,043	COMARCO, Inc.	480,983
89,800	Network Equipment Technologies, Inc.	369,976
97,808	Peco II, Inc.	121,282
		972,241

	Telecom Services 2.83%
46,356	SpectraLink Corporation	380,583
69,810	WPCS International Incorporated	693,213
		1,073,796

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006
(Unaudited)
Fair
Shares	Common Stocks (Continued)	Value

	Telecommunications 0.95%
360,122	Emrise Corp.	$360,122

	Transportation 0.26%
61,900	Railpower Technologies Corporation (Canada)	98,627

	Total Common Stocks 89.11%	33,802,170

		Fair
Shares	Preferred Stocks	Value

	Business Services 0.28%
24	UTIX Group, Inc. convertible	$105,000

	Computer Services - Software 0.45%
42,750	Zhongpin, Inc. convertible (Restricted)	171,000

	Data Security 0.67%
100,739	Verdasys, Inc. Series B convertible (Restricted)	254,668

	Electronic - Display 0.64%
549,484	E Ink Corporation (Restricted)	241,773

	Medical Instruments 0.03%
1,612	Caprius, Inc. convertible	10,881

	Transportation 0.22%
26,885	Velocity Express Corporation 6% convertible	83,612

	Total Preferred Stocks 2.29%	866,934

Principal		Fair
Amount	Corporate Bonds	Value

	Computer Peripherals 0.82%
$306,246	Immersion Corporation 5% convertible, due 12/22/09	$311,636

	Computer Services - Software 0.03%
$11,000	Primal Solutions, Inc. 5%, due 3/31/08 (Restricted)	11,000
€ 169,260	Titus Interactive 2%, due 7/1/05 (France)	-
		11,000

	Consumer Products 0.32%
$120,886	Rockford Corporation 4.5% convertible, due 6/11/09	120,886

	Total Corporate Bonds 1.17%	443,522

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006
(Unaudited)
Fair
Warrants	Warrants	Value

	Biotechnology 0.43%
33,316	Alliance Pharmaceutical Corp. 10/30/06	$-
10,074	Isis Pharmaceutical, Inc. 8/23/10	28,006
96,038	La Jolla Pharmaceutical Company 12/14/10	8,643
3,847	Metabasis Therapeutics, Inc. 9/30/10	4,886
142,000	Opexa Therapeutics, Inc. 4/13/11	45,440
100,000	Tapestry Pharmaceuticals, Inc. 4/6/11	75,000
		161,975

	Biotechnology - Drug Delivery 0.00%
32,134	Aradigm Corporation 3/10/07	-
16,790	Aradigm Corporation 11/10/07	-
		-

	Building Materials 0.30%
200,000	American Mold Guard, Inc. Class A	60,000
200,000	American Mold Guard, Inc. Class B	54,000
		114,000

	Business Services 0.04%
1,500,000	UTIX Group, Inc. 1/13/11	15,000

	Communication Equipment - Software 0.02%
20,148	MetaSolv, Inc. 10/27/10	7,253
91,874	Vertical Communications, Inc. 9/30/06	-
9,523	Vertical Communications, Inc. 9/28/15 (Restricted)	-
3,614	Vertical Communications, Inc. 12/16/08 (Restricted)	-
		7,253

	Communication Products - Equipment 0.05%
4,663	Superconductor Technologies, Inc. 3/10/07	-
34,453	Superconductor Technologies, Inc. 9/26/07	-
59,336	Tut Systems, Inc. 7/22/10	17,207
		17,207

	Computer Peripherals 0.06%
6,105	Cambridge Display Technology, Inc. 12/22/10 (United Kingdom)	10,867
6,538	Immersion Corporation 12/23/09	11,572
		22,439

	Computer Services - Software 0.01%
805,910	LocatePlus Holding Corporation 7/8/10 (Restricted)	-
55,000	Primal Solutions, Inc. 3/31/11 (Restricted)	-
74,914	Unify Corporation 4/26/09	2,997
21,375	Zhongpin, Inc. 1/30/11 (Restricted)	-
		2,997

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006
(Unaudited)
Fair
Warrants	Warrants (Continued)	Value

	Computer Systems 0.38%
134,321	Adept Technology, Inc. 11/18/08	$143,723

	Consumer Products 0.02%
5,713	Rockford Corporation 6/11/09	6,398

	Consumer Services 0.00%
187,557	OneTravel Holdings, Inc. 4/14/10 (Restricted)	-

	Diagnostics 0.09%
6,100	Solexa, Inc. 11/23/10	15,677
7,787	Solexa, Inc. 1/18/11	20,246
		35,923

	Electronic Components 0.21%
32,422	American Technology Corporation 8/6/10	64,520
14,450	American Technology Corporation 7/18/09	17,195
		81,715

	Electronic Equipment 0.00%
57,087	Iteris Holdings, Inc. B 9/28/11	-

	Electronic Semiconductor 0.03%
6,447	ParkerVision, Inc. 3/10/10	12,249

	Energy - Technology 0.00%
10,692	Arotech Corporation 6/30/08	-
4,680	Arotech Corporation 12/31/08	-
		-

	Information Services 0.04%
48,355	Guideline, Inc. 5/10/09	16,441

	Medical Devices & Equipment 0.01%
9,210	Orthovita, Inc. 6/26/08	3,316
536,190	World Heart Corporation 9/22/08 (Canada)	-
		3,316

	Medical Information Systems 0.00%
177,300	LifeRate Systems, Inc. 11/14/07	-

	Medical Instruments 0.01%
222,320	Caprius, Inc. 2/15/10	2,223
4,477	Caprius, Inc. 2/16/11	1,253
		3,476

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006
(Unaudited)
Fair
Warrants	Warrants (Continued)	Value

	Semiconductor Equipment 0.04%
60,250	Tegal Corporation 7/14/10	$2,410
270,793	Tegal Corporation 9/19/10	13,540
16,622	Trikon Technologies, Inc. 10/22/07 (United Kingdom)	-
		15,950

	Technology - Miscellaneous 0.23%
75,316	Intermap Technologies Corp. 3/17/08 (Canada)	39,917
90,990	Supercom, Ltd. 12/9/10 (Israel)	49,135
		89,052

	Telecom Services 0.71%
12,152	GoAmerica, Inc. 12/19/08	-
705,171	WPCS International Incorporated 11/16/09	267,965
		267,965

	Telecommunications 0.00%
6,431	Q Comm International, Inc. 6/24/08	1,286

	Therapeutics 0.04%
12,868	Critical Therapeutics, Inc. 6/6/10	5,533
47,506	Memory Pharmaceuticals Corp. 9/22/10	10,471
		16,004

	Total Warrants 2.72%	1,034,369

	TOTAL INVESTMENTS (cost $33,045,741) 95.28%	$36,146,995

		Fair
Shares	Securities Sold Short	Value

	Diagnostics 0.09%
4,000	Solexa, Inc.	$35,280

	TOTAL SECURITIES SOLD SHORT (proceeds $34,022) 0.09%	$35,280

	All percentages are relative to Partners' Capital.

	All securities are non-income producing except for 3D Systems Corporation,
	Chitaly Holdings Limited, Collectors Universe, Inc., CryptoLogic, Inc.,
	Frequency Electronics, Inc., Immersion Corporation, LocatePlus Holdings
	Corporation, Primal Solutions, Inc., Printronix, Inc., Rockford Corporation,
	Stellent, Inc. and Velocity Express Corporation.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006
(Unaudited)

% of
Partners'
Industry Concentration	Total	Capital

Aerospace	$58,721	0.15
Automotive Components	373,148	0.98
Biotechnology	2,805,664	7.40
Biotechnology - Drug Delivery	-	0.00
Building Materials	810,760	2.14
Business Services	120,000	0.32
Chemicals	339,390	0.89
Communication Equipment - Software	1,121,154	2.96
Communication Products - Equipment	693,024	1.83
Computer Equipment	369,299	0.97
Computer Peripherals	650,164	1.71
Computer Services - Software	3,185,614	8.40
Computer Systems	1,836,551	4.84
Consumer Products	127,284	0.34
Consumer Services	938	0.00
Contract Research Manufacturing	8,460	0.02
Data Security	295,150	0.78
Diagnostics	227,724	0.60
Electronic Components	1,325,656	3.49
Electronic - Display	241,773	0.64
Electronic Equipment	494,775	1.30
Electronic Instruments	743,380	1.96
Electronic Semiconductor	248,859	0.66
Energy - Oil and Gas	423,755	1.12
Energy - Services	95,160	0.25
Energy - Technology	353,875	0.93
Financial Services	21,190	0.06
Gold Mining	252,809	0.67
Healthcare Services	628,930	1.66
Healthcare - Specialized Products & Services	533,944	1.41
Housing - Construction	765,814	2.02
Information Services	517,672	1.36
Insurance	753,699	1.99
Internet Commerce	384,671	1.01
Media	43,881	0.12
Medical Devices & Equipment	3,619,626	9.55
Medical Information Systems	-	0.00
Medical Instruments	569,489	1.50
Oil Equipment	-	0.00

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2006
(Unaudited)

% of
Partners'
Industry Concentration (Continued)	Total	Capital

Online Services	$1,131,485	2.98
Paper - Packaging	170,775	0.45
Practice Management	171,465	0.45
Restaurant	640,917	1.69
Retail	2,178,201	5.74
Semiconductor	198,536	0.52
Semiconductor Equipment	1,529,158	4.03
Services	872,105	2.30
Specialty Pharmaceuticals	20,318	0.05
Technology - Miscellaneous	1,283,099	3.38
Telecom Equipment	972,241	2.56
Telecom Services	1,341,761	3.54
Telecommunications	361,408	0.95
Therapeutics	16,004	0.04
Transportation	182,239	0.48

TOTAL PORTFOLIO	$36,111,715	95.19%

Item 2.  Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, the registrant’s principal executive and principal financial officers, or persons performing similar functions, concluded that the disclosure controls and procedures are effective.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPECIAL SITUATIONS FUND III, L.P.

By: __/s/ Austin Marxe_______________
Austin Marxe, Principal Executive Officer

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: _/s/ Austin Marxe_______________________
Austin Marxe, Principal Executive Officer

Date: November 28, 2006

By: __/s/Rose M. Carling ______________
Rose M. Carling, Principal Financial Officer

Date: November 28, 2006